Results by business segment (Tables)	3 Months Ended
Jan. 31, 2025
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Disclosure of operating segments

	For the three months ended January 31, 2025
(Millions of Canadian dollars)	Personal Banking (1)	Commercial Banking (1)	Wealth Management (1)	Insurance	Capital Markets (1), (2)	Corporate Support (2)	Total
Net interest income (3)	$3,505	$1,796	$1,394	$–	$918	$335	$7,948
Non-interest income	1,306	331	4,174	406	2,838	(264)	8,791
Total revenue	4,811	2,127	5,568	406	3,756	71	16,739
Provision for credit losses	488	339	81	–	142	–	1,050
Non-interest expense	2,015	710	4,204	87	2,041	199	9,256
Income (loss) before income taxes	2,308	1,078	1,283	319	1,573	(128)	6,433
Income taxes (recoveries)	630	301	303	47	141	(120)	1,302
Net income	$1,678	$777	$980	$272	$1,432	$(8)	$5,131
Non-interest expense includes:
Depreciation and amortization	$274	$26	$317	$(2)	$144	$(1)	$758

	For the three months ended January 31, 2024
(Millions of Canadian dollars)	Personal Banking (4)	Commercial Banking (4)	Wealth Management (4)	Insurance	Capital Markets (2)	Corporate Support (2)	Total
Net interest income (3)	$2,854	$1,282	$1,230	$–	$661	$305	$6,332
Non-interest income	1,177	331	3,457	363	2,290	(465)	7,153
Total revenue	4,031	1,613	4,687	363	2,951	(160)	13,485
Provision for credit losses	464	170	11	1	167	–	813
Non-interest expense	1,724	542	3,841	71	1,642	504	8,324
Income (loss) before income taxes	1,843	901	835	291	1,142	(664)	4,348
Income taxes (recoveries)	490	251	171	71	(12)	(205)	766
Net income	$1,353	$650	$664	$220	$1,154	$(459)	$3,582
Non-interest expense includes:
Depreciation and amortization	$235	$–	$311	$4	$124	$(2)	$672

(1)	On March 28, 2024, we completed the HSBC Canada transaction. HSBC Canada results have been consolidated from the closing date, and are included in our Personal Banking, Commercial Banking, Wealth Management and Capital Markets segments.
(2)	Taxable equivalent basis.
(3)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(4)	Effective the fourth quarter of 2024, the Personal & Commercial Banking segment became two standalone business segments: Personal Banking and Commercial Banking. With this change, RBC Direct Investing moved from the previous Personal & Commercial Banking segment to the Wealth Management segment. Amounts have been revised from those previously presented to conform to our new basis of segment presentation.

Total assets and total liabilities by business segment

	As at January 31, 2025
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$558,197	$190,602	$188,607	$30,780	$1,129,747	$93,093	$2,191,026
Total liabilities	558,163	190,594	186,977	30,663	1,129,705	(38,339)	2,057,763

	As at October 31, 2024
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$555,029	$187,142	$184,503	$29,288	$1,127,661	$87,959	$2,171,582
Total liabilities	554,970	187,135	183,055	29,158	1,127,564	(37,492)	2,044,390